GOING CONCERN (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Feb. 21, 2017 Covenant	Feb. 10, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Going Concern [Line Items]
Net Loss	$ (22,318)	$ (6,407)
Accumulated Deficit	(33,162)				$ (10,844)
Cash balance	3,667	$ 7,432			$ 5,339	$ 46,398
Undrawn credit facilities	$ 18,000
Subsequent Event [Member]
Going Concern [Line Items]
Undrawn credit facilities				$ 13,000
Available liquidity				$ 1,600
Number of debt covenants | Covenant			3